Fair Value of Financial Instruments Fair Value of Financial Instruments - Derivative FV Measurement and Credit Risk (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Fair Value Assets, Measured on Recurring Basis, Valuation Techniques, Impact of Credit Reserve to Fair Value	$ 3	$ 5	$ 1
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure	$ 2,900	$ 2,600	$ 2,800
Estimated Counterparty Credit Risk Exposure to Certain Counterparties, Period	5 years	5 years	5 years
Interest Expense [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Fair Value Assets, Measured on Recurring Basis, Valuation Techniques, Impact of Credit Reserve to Fair Value	$ 1	$ 1
Gain (Loss) on Derivative Instruments [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Fair Value Assets, Measured on Recurring Basis, Valuation Techniques, Impact of Credit Reserve to Fair Value	$ 2	$ 4